STAFF COSTS - Number of Shares in TORM plc (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable (in shares)	0	0	0
Ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding as of 1 January (in shares)	4,456,600	4,417,700	2,424,000
Granted during the period (in shares)	4,597,600	1,506,400	3,136,600
Exercised during the period (in shares)	(3,263,500)	(1,345,400)	(1,137,600)
Expired/forfeited during the period (in shares)	(934,200)	(122,100)	(5,300)
Outstanding as of 31 December (in shares)	4,856,500	4,456,600	4,417,700
RSU additional retention program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (in shares)	1,158,938	36,259	0